SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/ /
Pre-Effective Amendment No.		/ /
Post-Effective Amendment No.	65	/X/
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/ /
Amendment No.	66	/X/
(Check appropriate box or boxes.)

Mutual Fund Series Trust - File Nos. 333-132541 and 811-21872
(Exact Name of Registrant as Specified in Charter)

630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA	19090
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:   (631) 549-1859

David F. Ganley
630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090
(Name and Address of Agent for Service)

With copy to:
JoAnn M. Strasser, Thompson Hine LLP
41 South High Street, Suite 1700, Columbus, Ohio  43215

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
/X/	immediately upon filing pursuant to paragraph (b)
/__/	on July 29, 2011 pursuant to paragraph (b)
/__/	60 days after filing pursuant to paragraph (a)(1)
/__/	on (date) pursuant to paragraph (a)(1)
/__/	75 days after filing pursuant to paragraph (a)(2)
/__/	on July 29, 2011 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
/__/	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 65 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 64 filed October 28, 2011, and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and Investment Company Act, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Cleveland, State of Ohio, on the 18th day of November, 2011.

Mutual Fund Series Trust

By:	/s/ JoAnn M. Strasser
JoAnn M. Strasser
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities indicated on the 18th day of November, 2011 or as otherwise indicated.

Dr. Bert Pariser*, Trustee

Tobias Caldwell*, Trustee

Jerry Szilagyi*, Trustee

David F. Ganley*, Treasurer/Principal Financial Officer/Principal Accounting Officer

Tiberiu Weisz*, Trustee

Christopher Anci*, President/Principal Executive Officer

By:	/s/ JoAnn M. Strasser
JoAnn M. Strasser
Attorney-in-Fact

EXHIBITS

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase